REVENUE INFORMATION - Revenues based on geographic areas (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
REVENUE INFORMATION
Revenues	¥ 4,307,865,498	$ 616,016,573	¥ 3,288,296,344	¥ 2,651,757,646
Mainland China
REVENUE INFORMATION
Revenues	4,003,396,070		2,845,174,856	2,247,593,239
Europe
REVENUE INFORMATION
Revenues	177,783,756		172,195,656	151,521,237
Others
REVENUE INFORMATION
Revenues	¥ 126,685,672		¥ 270,925,832	¥ 252,643,170